Cover	Nov. 20, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 20, 2023
Entity File Number	001-41138
Entity Registrant Name	GENESIS GROWTH TECH ACQUISITION CORP.
Entity Central Index Key	0001865697
Entity Tax Identification Number	98-1601264
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Bahnhofstrasse 3
Entity Address, City or Town	Hergiswil Nidwalden
Entity Address, Country	CH
Entity Address, Postal Zip Code	6052
City Area Code	+41
Local Phone Number	78 607 99 01
Written Communications	true
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false